Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted cash
Restricted cash
6	Restricted cash

As of December 31, 2021 and 2022, all the restricted cash represented bank balances held in restricted bank accounts pursuant to certain bank borrowings (Note 17).

Restricted cash carried fixed interest at a weighted average rate of 2.34% (2021: 0.33%) per annum, out of which US$9,213 (2021: US$26,111), and US$13,330 (2021: US$10,035) are denominated in US$ and RMB, respectively.